UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number: 811-03111 and 811-21301

Name of Fund: BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Tax-Exempt Fund and

        Master Tax-Exempt LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2014

Date of reporting period: 09/30/2013

Item 1 –	Report to Stockholders

SEPTEMBER 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BIF Tax-Exempt Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Dear Shareholder

One year ago, financial markets were in a soft patch as global trade slowed, driven by a recession in Europe and decelerating growth in China. Volatility increased toward the end of 2012 due to growing concern that bipartisan gridlock in Washington, D.C. would preclude a timely resolution to US budget negotiations. Failure to reach an agreement before the end of the year would have triggered the “fiscal cliff” of pre-mandated tax increases and spending cuts as of the beginning of 2013, putting the US economy at risk for recession. The worst of the fiscal cliff was averted, however, with a last-minute tax deal, allowing markets to get off to a strong start in 2013. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies, coupled with the absence of negative headlines from Europe, fostered an aura of comfort for investors. Global equities surged, while rising US Treasury yields pressured high quality fixed income assets. (Bond prices fall when yields rise.)

Global economic momentum slowed in February and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as the US recovery showed greater stability compared to most other regions. Slow, but positive, growth in the United States was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would keep interest rates low. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a severe banking crisis in Cyprus and a generally poor outlook for European economies. Emerging markets significantly lagged the rest of the world as growth in these economies, particularly in China and Brazil, fell short of expectations.

In May, comments from the Fed suggesting a possible reduction of its bond-buying stimulus program before the end of 2013 roiled markets around the world. Equities plummeted and a dramatic increase in US Treasury yields resulted in tumbling bond prices. Markets rebounded in late June when the tone of the US central bank turned more dovish. Improving economic indicators and a positive outlook for corporate earnings further boosted risk assets in July, with major US equity indices hitting new record highs.

Markets slumped again in August as investors became wary amid looming macro risks. Mixed economic data stirred up worries about global growth and renewed anxieties about when and how much the Fed would scale back on its asset purchase program. Additional volatility stemmed from the escalation of the revolution in Egypt and the civil war in Syria. These conflicts underscored the broader issue of rising geopolitical instability in the Middle East/North Africa region and put upward pressure on oil prices, creating an additional headwind for global economic growth.

September was surprisingly positive for investors thanks to the easing of several key risks. Most importantly, the Federal Reserve defied market expectations with its decision to maintain the current pace of its asset purchase program. Additionally, the more hawkish candidate to become the next Federal Reserve Chairman, Larry Summers, withdrew from the race. On the geopolitical front, the violence in Egypt subsided and the situation in Syria no longer appeared to warrant foreign military intervention. In Europe, the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. These developments drove all asset classes generally higher for the month of September even though the final week of the month saw risk markets decline due to political wrangling over US fiscal policy, which ultimately led to a government shutdown at the close of the period.

Though we’ve seen periods of heightened uncertainty and market volatility over the past year, riskier asset classes generally outperformed lower-risk investments. Developed market equities generated the strongest returns for the 6- and 12-month periods ended September 30, 2013. Emerging markets, in contrast, struggled with slowing growth and weakening currencies. Rising interest rates resulted in poor performance for most fixed income assets, especially US Treasury bonds and other higher quality sectors such as tax-exempt municipals and investment grade corporate bonds. High yield bonds, on the other hand, generated positive returns as investors looked to the asset class for income in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

“Though we’ve seen periods of heightened uncertainty and market volatility over the past year, riskier asset classes generally outperformed lower-risk investments.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2013
	6-month	12-month
US large cap equities (S&P 500® Index)	8.31%	19.34%
US small cap equities (Russell 2000® Index)	13.61	30.06
International equities (MSCI Europe, Australasia, Far East Index)	10.47	23.77
Emerging market equities (MSCI Emerging Markets Index)	(2.78)	0.98
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.04	0.10
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(5.19)	(5.71)
US investment grade bonds (Barclays US Aggregate Bond Index)	(1.77)	(1.68)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.47)	(2.25)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	0.81	7.14
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2013

The Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25% throughout the six-month reporting period ended September 30, 2013. In late May, the FOMC made statements suggesting a possible reduction in the size of its monthly asset purchases from the current pace of $85 billion (a process known as “tapering”) beginning as early as the time of its policy meeting scheduled for September 18. A summer of mounting expectations that monetary stimulus would soon begin to wane ended with a surprising announcement following the September meeting of the FOMC that it would maintain its asset purchase program at the current pace. This decision was predicated on the recent tightening in financial conditions caused by a rise in long-term interest rates coupled with drags associated with fiscal policy, leading the FOMC to question the sustainability of growth without continued monetary accommodation. Also in its post-meeting comments, the FOMC stated that it will continue to monitor economic developments closely and will adjust the pace of purchases as it deems necessary to maintain the appropriate level of monetary policy accommodation to support a stronger economic recovery and help ensure that inflation trends to a rate consistent with the FOMC’s dual mandate. Financial markets reacted favorably as the expected commencement of tapering was delayed until at least later in the year. The yield on the 10-year US Treasury note fell 16 basis points on September 18 while equities rallied, with the Dow Jones Industrial Average up almost 1% for the day.

In the “Summary of Economic Projections” resulting from the FOMC’s September meeting, policymakers slightly lowered their forecasts for growth and the unemployment rate in 2014. Inflation expectations were also revised slightly lower despite running near historical lows. Against this backdrop, the FOMC reaffirmed its commitment to maintaining accommodative measures until the US labor market exhibits substantial improvement subject to continued price stability, noting that the Committee “anticipates that this exceptionally low range for the federal funds rate will be appropriate at least as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2% longer-run goal, and longer-term inflation expectations continue to be well anchored.”

Economic activity expanded at a moderate pace in the second quarter of 2013, with US gross domestic product growing at an annualized rate of 2.5%. The US unemployment rate declined by 0.3% (from 7.6% to 7.3%) over the six months ended September 30, 2013. Despite this improvement, the underlying components remain weak. In particular, the employment-to-population ratio and the labor force participation rate fell to levels not witnessed since the late 1970s. The housing sector advanced. Despite higher mortgage rates, existing home sales increased 8% over the quarter, helping to buoy spending by households as well as businesses.

In Europe, policymakers faced with weak growth and acquiescent inflation maintained a bias toward easing throughout the period. Efforts from the European Central Bank (“ECB”) to resuscitate the eurozone economy with record-low interest rates met only limited success in lifting growth measures. At a recent press conference, ECB president Mario Draghi commented that the bank is willing to employ “all available instruments” to keep interest rates from rising and hurting the nascent recovery. He further hinted the bank would consider increasing liquidity with a third round of loans under the Long-Term Refinancing Operation program. In September, the currency bloc received a crucial vote of confidence with the decisive re-election of Chancellor Angela Merkel in Germany as it was seen as an endorsement by German voters of her strong support of the euro.

In US money markets, the FOMC’s decision to delay tapering its stimulus program had little impact on short-term yields as money market flows remained stable. However, London Interbank Offered Rates (“LIBOR”) notched lower over the six months due in large part to central bank liquidity measures coupled with decreasing supply in the money market space, with three-month LIBOR decreasing 0.03% to close at 0.25% as of September 30, 2013. Yields on US Treasury bills fell during the period amid a decreasing amount of bills outstanding. The 3-month Treasury bill yield moved lower by 0.07% to close the period at 0.01%. During the month of September, with no end in sight to the looming debt-ceiling impasse, 1-month Treasury bill yields exhibited increased volatility as some liquidity investors sought to avoid Treasury bills maturing in the second half of October when the national debt was projected to breach its statutory maximum. In late September, the Federal Reserve introduced a series of daily overnight fixed-rate reverse repurchase agreements (“repos”) with a maximum bid set at $500 million per approved counterparty. Near the end of the month, as the repo market was beginning to display signs of stress for lack of collateral, the Fed increased the maximum bid to $1 billion. This new facility provided $58 billion in repo transactions.

In the short-term tax-exempt market, yields rose steadily leading up to the April 15 tax filing deadline, and declined throughout the summer months due to strong cash inflows resulting from the reinvestment of bond coupon payments and maturities. This is a typical seasonal pattern for yields during this time as increased demand for variable rate demand notes (“VRDNs”) faces a decreased-supply environment. The benchmark Securities Industry and Financial Markets Association Index, which represents the average rate on seven-day, high-quality VRDN securities (as calculated by Municipal Market Data), reached a year-to-date high of 0.23% on April 17 and ended the period at 0.07% as of September 30, 2013.

As the FOMC’s easy monetary policy has kept rates on taxable overnight repos low by historical measures, demand for VRDN securities from taxable money funds continued to be strong in 2013. This put additional supply pressures on an already shrinking VRDN market and allowed the dealer community to maintain yields on VRDNs that continue to attract crossover buyers from the taxable market.

As state and local municipalities continue to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained diminished in 2013. Municipalities began their annual issuance of one-year notes in June. Generally speaking, municipal money market funds take advantage of “note season” to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure. The municipal yield curve continued to be extremely flat with longer-dated one-year municipal notes yielding 0.18% as of September 30, 2013, representing only a nominal premium for the extension risk over VRDNs.

Tax-exempt money fund industry assets, although down 3.4% for the six-month period, stabilized in the third quarter at $263 billion as of September 30, 2013.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Fund Information as of September 30, 2013

Investment Objective

BIF Tax-Exempt Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax, preservation of capital and liquidity.

Current Seven-Day Yields

	7-Day SEC Yield	7-Day Yield
BIF Tax-Exempt Fund	0.00%	0.00%

The 7-Day SEC Yield may differ from the 7-Day Yield shown above due to the fact that the 7-Day SEC Yield excludes distributed capital gains. Past performance is not indicative of future results.

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense example shown below (which is based on a hypothetical investment of $1,000 invested on April 1, 2013 and held through September 30, 2013) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
BIF Tax-Exempt Fund	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.27	$0.81	0.16%

[1]	Expenses are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense example reflects the net expenses of both the Fund and the master fund in which it invests.

[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	5

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)	BIF Tax-Exempt Fund

Assets
Investments at value — Master Tax-Exempt LLC (the “Master LLC”) (cost — $2,520,098,309)	$2,520,098,309
Capital shares sold receivable	42,949,813
Prepaid expenses	149,293

Total assets	2,563,197,415

Liabilities
Capital shares redeemed payable	35,844,647
Contributions payable to the Master LLC	7,105,166
Administration fees payable	22,990
Officer’s fees payable	761
Other accrued expenses payable	157,742

Total liabilities	43,131,306

Net Assets	$2,520,066,109

Net Assets Consist of
Paid-in capital	$2,519,938,421
Undistributed net investment income	3,640
Accumulated net realized gain allocated from the Master LLC	124,048

Net Assets, $1.00 net asset value per share, 2,519,818,167 shares outstanding, unlimited number of shares authorized, par value $0.10 per share	$2,520,066,109

Statement of Operations

Six Months Ended September 30, 2013 (Unaudited)	BIF Tax-Exempt Fund

Investment Income
Net investment income allocated from the Master LLC:
Interest	$2,146,026
Expenses	(2,265,464)
Fees waived	1,089,863

Total income	970,425

Fund Expenses
Administration	3,257,610
Service and distribution	1,627,735
Transfer agent	343,334
Registration	187,035
Professional	29,537
Printing	14,339
Officer	582
Miscellaneous	5,259

Total expenses	5,465,431
Less fees waived by administrator	(2,871,374)
Less service and distribution fees waived	(1,627,735)

Total expenses after fees waived	966,322

Net investment income	4,103

Realized Gain Allocated from the Master LLC
Net realized gain from investments	92,173

Net Increase in Net Assets Resulting from Operations	$96,276

See Notes to Financial Statements.

6	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Statements of Changes in Net Assets	BIF Tax-Exempt Fund

	Six Months Ended September 30,	Year Ended March 31, 2013
Increase (Decrease) in Net Assets:	2013 (Unaudited)

Operations
Net investment income	$4,103	$937
Net realized gain	92,173	57,921

Net increase in net assets resulting from operations	96,276	58,858

Dividends and Distributions to Shareholders From
Net investment income	(463)	(937)[1]
Net realized gain	—	(62,621)[1]

Decrease in net assets resulting from dividends and distributions to shareholders	(463)	(63,558)

Capital Share Transactions
Proceeds from sale of shares	4,811,526,506	11,468,985,646
Reinvestment of dividends and distributions	71	62,771
Cost of shares redeemed	(4,997,766,781)	(11,855,768,758)

Net decrease in net assets derived from capital share transactions	(186,240,204)	(386,720,341)

Net Assets
Total decrease in net assets	(186,144,391)	(386,725,041)
Beginning of period	2,706,210,500	3,092,935,541

End of period	$2,520,066,109	$2,706,210,500

Undistributed net investment income, end of period	$3,640	—

[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	7

Financial Highlights	BIF Tax-Exempt Fund

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013		2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0004	0.0008	0.0125
Net realized gain	0.0000	[1]	0.0000	[1]	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000		0.0000		0.0000		0.0005	0.0008	0.0125

Dividends and distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]		(0.0000)[2,3]		(0.0004)[3]	(0.0008)[3]	(0.0125)[3]
Net realized gain	—		(0.0000)[2,3]		(0.0000)[2,3]		(0.0001)[3]	(0.0000)[2,3]	—

Total dividends and distributions	(0.0000)		(0.0000)		(0.0000)		(0.0005)	(0.0008)	(0.0125)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.00%		0.00%		0.04%	0.08%	1.26%

Ratios to Average Net Assets[6]
Total expenses	0.51%	[7,8]	0.50%	[7]	0.56%	[7]	0.58%	0.58%	0.57%

Total expenses after fees waived	0.16%	[7,8]	0.24%	[7]	0.24%	[7]	0.37%	0.49%	0.57%

Net investment income	0.00%	[7,8]	0.00%	[7]	0.00%	[7]	0.05%	0.09%	1.24%

Supplemental Data
Net assets, end of period (000)	$2,520,066		$2,706,211		$3,092,936		$3,612,630	$5,605,519	$10,279,544

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Dividends and distributions are determined in accordance with federal income tax regulations.

[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.

[5]	Aggregate total investment return.

[6]	Includes the Fund’s share of the Master LLC’s allocated expenses and/or net investment income.

[7]	For the six months ended September 30, 2013 and the years ended March 31, 2013 and March 31, 2012, includes the Fund’s share of the Master LLC’s allocated fees waived of 0.08%, 0.09% and 0.03%, respectively.

[8]	Annualized.

See Notes to Financial Statements.

8	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Notes to Financial Statements (Unaudited)	BIF Tax-Exempt Fund

1. Organization:

BIF Tax-Exempt Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund is organized as a Massachusetts business trust. The Fund seeks to achieve its investment objective by investing all of its assets in Master Tax Exempt LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The Master LLC is organized as a Delaware limited liability company. The value of the Fund’s investment in the Master LLC reflects the Fund’s proportionate interest in the net assets of the Master LLC. The performance of the Fund is directly affected by the performance of the Master LLC. The percentage of the Master LLC owned by the Fund at September 30, 2013 was 87.2%. The financial statements of the Master LLC, including the Schedule of Investments, are included elsewhere in this report and can be read in conjunction with the Fund’s financial statements. The Board of Trustees of the Fund and the Board of Directors of the Master LLC are referred to throughout the report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund:

Valuation: US GAAP defines fair value as the price the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Fund records its investment in the Master LLC at fair value based on the Fund’s proportionate interest in the net assets of the Master LLC. Valuation of securities held by the Master LLC is discussed in Note 2 of the Master LLC’s Notes to Financial Statements, which are included elsewhere in this report. The Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Master LLC are accounted on a trade date basis. The Fund records daily its proportionate share of the Master LLC’s income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own income and expenses.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for each of the four years ended March 31, 2013. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Fund are charged to the Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Fund may earn interest on positive cash balances in demand deposit accounts that are maintained by the transfer agent on behalf of the Fund. The amount, if any, is shown as income in the Statement of Operations.

3. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Fund entered into an Administration Agreement with BlackRock Advisors, LLC (the “Administrator”), an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Fund pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

The Fund entered into a Distribution Agreement and Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at the annual rate of 0.125% based upon the average daily net assets of the Fund.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	9

Notes to Financial Statements (concluded)	BIF Tax-Exempt Fund

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services.

The Administrator and BRIL voluntarily agreed to waive a portion of their respective administration and service fees and/or reimburse operating expenses to enable the Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statement of Operations as fees waived by administrator and service and distribution fees waived. The Administrator and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for compensation paid to the Fund’s Chief Compliance Officer, which is included in officer in the Statement of Operations.

4. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

10	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Master LLC Portfolio Information	Master Tax-Exempt LLC

As of September 30, 2013

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	86%
Fixed Rate Notes	11
Tax-Exempt Commercial Paper	4
Liabilities in Excess of Other Assets	(1)

Total	100%

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	11

Schedule of Investments September 30, 2013 (Unaudited)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 3.6%
Alabama Federal and Highway Finance Authority, RB, VRDN, FLOATS, Series 2W (Barclays Bank PLC SBPA), 0.12%, 10/07/13 (a)(b)(c)	$4,200	$4,200,000
Camden Alabama IDB, RB, Weyerhaeuser Co. Project, Series A, 6.13%, 12/01/13 (d)	200	201,931
Columbia IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.03%, 10/01/13 (b)	45,000	45,000,000
Huntsville IDB, Refunding RB, VRDN, AMT (Federal Home Loan Bank of Atlanta LOC), 0.22%, 10/07/13 (b)	1,915	1,915,000
Mobile Downtown Redevelopment Authority, RB, VRDN (b):
Series A (National Australia Bank Ltd. LOC), 0.08%, 10/07/13	3,240	3,240,000
Series B (Australia and New Zealand Banking Group Ltd. LOC), 0.08%, 10/07/13	3,175	3,175,000
Mobile IDB, Refunding RB, VRDN, Alabama Power Co. Project (Bank of New York Mellon LOC), 0.07%, 10/01/13 (b)	18,200	18,200,000
Parrish IDB, Refunding RB, VRDN, Alabama Power Co. Project, 0.07%, 10/01/13 (b)	28,850	28,850,000

		104,781,931
Alaska — 0.8%
City of Valdez Alaska, Refunding RB, VRDN, Philips Project, Series C, 0.08%, 10/07/13 (b)	24,400	24,400,000
Arizona — 1.5%
Phoenix Arizona IDA, RB, VRDN, Leggett & Platt, Inc., Project, AMT (Wells Fargo Bank NA LOC), 0.27%, 10/07/13 (b)	4,870	4,870,000
Salt River Pima-Maricopa Indian Community, RB, VRDN (Bank of America NA LOC), 0.09%, 10/07/13 (b)	38,500	38,500,000

		43,370,000
Municipal Bonds	Par (000)	Value
Arkansas — 0.2%
Arkansas Development Finance Authority, RB, VRDN, Mortgage-Backed Securities Program, Series E, AMT (Ginnie Mae & Fannie Mae Guarantors) (State Street Bank & Trust Co. SBPA), 0.15%, 10/07/13 (b)	$3,200	$3,200,000
City of Springdale Arkansas Sales & Use Tax Revenue, Refunding RB, 2.00%, 7/01/14 (e)	1,800	1,823,346

		5,023,346
California — 6.5%
ABAG Finance Authority for Nonprofit Corps., RB, VRDN, Acadia Creek at Union Project, Series A (Bank Of America NA SBPA), 0.11%, 10/01/13 (b)	12,000	12,000,000
Bay Area Toll Authority, P-FLOATS, RB, VRDN, Series C1 (Bank of America NA Liquidity Agreement), 0.08%, 10/07/13 (a)(b)(c)	4,910	4,910,000
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.10%, 10/07/13 (b)	7,900	7,900,000
California School Cash Reserve Program Authority, RB:
Series AA, 2.00%, 10/01/13	23,400	23,401,125
Subordinate, Series X, 2.00%, 10/01/13	1,900	1,900,086
City of Anaheim California, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series A (Deutsche Bank Guarantor, Deutsche Bank AG SBPA), 0.08%, 10/07/13 (b)(c)	4,000	4,000,000
City of Los Angeles California Wastewater System, RB, VRDN, Eagle Tax-Exempt Trust, Class A (Citibank NA SBPA), 0.08%, 10/07/13 (a)(b)(c)	4,500	4,500,000
County of Los Angeles California Schools, RB, Pooled Financing Program, Series C-6, 2.00%, 12/31/13	2,800	2,812,299

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AGC	Assured Guarantee Corp.	IDB	Industrial Development Board
	AGM	Assured Guaranty Municipal Corp.	IDRB	Industrial Development Revenue Bonds
	AMT	Alternative Minimum Tax (subject to)	ISD	Independent School District
	ARB	Airport Revenue Bonds	LIFERS	Long Inverse Floating Exempt Receipts
	BAN	Bond Anticipation Notes	LOC	Letter of Credit
	BHAC	Berkshire Hathaway Assurance Corp.	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders
	COP	Certificates of Participation	M/F	Multi-Family
	DRIVERS	Derivative Inverse Tax-Exempt Receipts	NPFGC	National Public Finance Guarantee Corp.
	ECN	Extendible Commercial Note	P-FLOATS	Puttable Floating Option Tax-Exempt Receipt
	EDA	Economic Development Authority	PUTTERS	Puttable Tax-Exempt Receipts
	EDC	Economic Development Corp.	RAN	Revenue Anticipation Notes
	FGIC	Financial Guaranty Insurance Co.	RB	Revenue Bonds
	FLOATS	Floating Rate Securities	ROCS	Reset Option Certificates
	GO	General Obligation Bonds	SBPA	Stand-by Bond Purchase Agreements
	HDA	Housing Development Authority	SPEARS	Short Puttable Exempt Adjustable Receipts
	HFA	Housing Finance Agency	TAN	Tax Anticipation Notes
	HRB	Housing Revenue Bonds	TECP	Tax-Exempt Commercial Paper
	IDA	Industrial Development Authority	VRDN	Variable Rate Demand Notes

See Notes to Financial Statements.

12	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series E, AMT (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantor), 0.12%, 10/07/13 (a)(b)(c)	$4,000	$4,000,000
Los Angeles Community College District, GO, VRDN, FLOATS, Series 2984 (Morgan Stanley Bank Liquidity Agreement), 0.10%, 10/07/13 (a)(b)(c)	7,500	7,500,000
Palos Verdes Peninsula Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, Series R (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.17%, 10/07/13 (b)(c)	12,715	12,715,000
San Mateo Union High School District California, GO, ROCS, VRDN, Series II-R-11578PB (AGC), (PB Capital Corp. Liquidity Agreement), 0.09%, 10/07/13 (a)(b)(c)	13,555	13,555,000
State of California, RAN, Series A-2, 2.00%, 6/23/14	60,000	60,772,359
Upland California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, SPEARS, VRDN, Series A (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.08%, 10/07/13 (b)(c)	10,804	10,804,000
West Contra Costa California Unified School District, Deutsche Bank SPEARS/LIFERS Trust, GO, SPEARS, VRDN, Series D, (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.08%, 10/07/13 (b)(c)	17,090	17,090,000

		187,859,869
Colorado — 1.1%
City of Denver Colorado County & City School District, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, VRDN, School District No. 1, Series B (JP Morgan Chase Bank NA LOC), 0.08%, 10/07/13 (a)(b)(c)	7,190	7,190,000
Colorado Housing & Finance Authority, RB, VRDN, Class I, M/F Housing Mortgage, Series C-4 (Federal Home Loan Bank SBPA), 0.07%, 10/07/13 (b)	3,860	3,860,000
Colorado State Health Facilities Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series 1131 (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.14%, 10/07/13 (a)(b)(c)	10,225	10,225,000
Sheridan Redevelopment Agency, Refunding, Tax Allocation Bonds, VRDN (JPMorgan Chase Bank LOC), 0.12%, 10/07/13 (b)	3,400	3,400,000
University of Colorado, RB, ROCS, VRDN, Series II-R1403PB (PB Capital Corp. SBPA), 0.09%, 10/07/13 (a)(b)(c)	5,870	5,870,000

		30,545,000
Connecticut — 0.2%
State of Connecticut, P-FLOATS, GO, VRDN, Series A (Bank of America NA Liquidity Agreement), 0.08%, 10/07/13 (a)(b)(c)	3,305	3,305,000
Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Town of Stafford Connecticut, GO, BAN, Refunding, 1.00%, 8/05/14	$3,955	$3,978,670

		7,283,670
District of Columbia — 0.1%
District of Columbia, RB, VRDN, Community Connections Real Estate, Series A (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/07/13 (b)	3,500	3,500,000
Florida — 6.2%
County of Brevard Florida Housing Finance Authority, RB, VRDN, Timber Trace Apartments Project, AMT (Citibank NA LOC), 0.12%, 10/07/13 (b)	10,035	10,035,000
County of Collier Florida IDA, RB, VRDN, March Project, AMT (Wells Fargo Bank NA LOC), 0.27%, 10/07/13 (b)	1,550	1,550,000
County of Hillsborough Florida Housing Finance Authority, HRB VRDN, AMT (b):
Brandon, Series A (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.10%, 10/07/13	5,180	5,180,000
Claymore Crossings Apartments (Citibank NA LOC), 0.12%, 10/07/13	1,900	1,900,000
County of Manatee Florida Housing Finance Authority, HRB, VRDN, Village at Cortez Apartments, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.10%, 10/07/13 (b)	10,900	10,900,000
County of Miami-Dade Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, SPEARS, Series A (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.08%, 10/07/13 (b)(c)	15,980	15,980,000
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, VRDN, Eagle Tax-Exempt Trust, Class A (AGM), (Citibank NA Liquidity Agreement), 0.09%, 10/07/13 (a)(b)(c)	7,450	7,450,000
County of Miami-Dade Florida Water & Sewer System Revenue, RB, VRDN, ROCS (AGM), (Citibank NA Liquidity Agreement), 0.13%, 10/07/13 (a)(b)(c)	21,185	21,185,000
County of Orange Florida School Board, Deutsche Bank SPEARS/LIFERS Trust, COP, VRDN, SPEARS, Series A (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.17%, 10/07/13 (b)(c)	5,615	5,615,000
County of Orange Florida, RBC Muni Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series 0-43 (Royal Bank of Canada SBPA), 0.07%, 10/07/13 (a)(b)(c)	5,115	5,115,000
County of Palm Beach Florida, RB, VRDN, Flight Safety Program, AMT, 0.07%, 10/07/13 (b)	4,000	4,000,000
County of Sarasota Florida Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital Project, Series A (Northern Trust Co. LOC), 0.03%, 10/01/13 (b)	7,780	7,780,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	13

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Florida (concluded)
County of St. John’s Florida, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranteed), 0.12%, 10/07/13 (a)(b)(c)	$9,798	$9,798,000
County of Tampa-Hillsborough Florida SPEARS/LIFERS Trust, Refunding RB, VRDN, SPEARS, Series A (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.12%, 10/07/13 (a)(b)(c)	14,760	14,760,000
Florida Housing Finance Corp., RB, VRDN, Savannah Springs Apartments, Series N, AMT (Citibank NA LOC), 0.13%, 10/07/13 (b)	6,600	6,600,000
Florida State Board of Governors, Refunding RB, Series A, 5.00%, 7/01/14	1,950	2,015,827
Florida State, Wells Fargo Stage Trust, GO, Refunding, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.08%, 10/07/13 (a)(b)(c)	7,200	7,200,000
Orlando & Orange County Florida Expressway Authority, RB, VRDN, Eagle Tax-Exempt Trust, Class A (BHAC) (Citibank NA Liquidity Agreement) (b)(c):
Series 0107, 0.08%, 10/07/13 (a)	10,290	10,290,000
Series 0145, 0.08%, 10/07/13	11,300	11,300,000
Orlando Utilities Commission, Refunding RB, VRDN, 0.18%, 4/28/14 (b)	7,600	7,600,000
State of Florida Lottery Revenue, Refunding RB, Series E, 4.00%, 7/01/14	5,580	5,734,632
West Palm Beach Special Obligations, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, SPEARS, (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.17%, 10/07/13 (b)(c)	6,190	6,190,000

		178,178,459
Georgia — 1.8%
County of Whitfield Georgia Development Authority, RB, VRDN, Aladdin Manufacturing Corp. Project (Wells Fargo Bank NA LOC), 0.19%, 10/07/13 (b)	3,100	3,100,000
Main Street Natural Gas, Inc., RB, VRDN, Series A (Royal Bank of Canada Guarantor, Royal Bank of Canada SBPA), 0.07%, 10/07/13 (b)	21,495	21,495,000
Municipal Electric Authority of Georgia, RB, VRDN, Project 1 Subordinated Bonds, Series B (Bank of Tokyo-Mitsubishi UFJ LOC), 0.06%, 10/07/13 (b)	2,000	2,000,000
State of Georgia, GO, ROCS, VRDN, Series II-R-11536PB (PB Capital Corp. SBPA), 0.09%, 10/07/13 (a)(c)	25,705	25,705,000

		52,300,000
Illinois — 8.2%
BB&T Municipal Trust, RB, FLOATS, VRDN, Series 5001 (Rabobank Nederland Liquidity Agreement, Rabobank Nederland LOC), 0.17%, 10/07/13 (a)(b)(c)	9,965	9,965,000
Municipal Bonds	Par (000)	Value
Illinois (concluded)
Chicago Illinois Board of Education, GO, Refunding, ROCS, VRDN, Series RR-II-R011879 (AGM), (Citibank NA Liquidity Agreement), 0.17%, 10/07/13 (a)(b)(c)	$16,480	$16,480,000
City of Chicago Illinois, ARB, O’Hare International Airport, Third Lien, VRDN, Series D (Barclays Bank LOC), 0.08%, 10/07/13 (b)	7,000	7,000,000
City of Chicago Illinois Deutsche Bank SPEARS/LIFERS Trust, GO, VRDN, (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantor), 0.23%, 10/07/13 (b)(c)	20,325	20,325,000
City of Chicago Illinois Waterworks Revenue, RB, VRDN, 0.27%, 10/01/13 (b)	4,100	4,100,000
City of Chicago Illinois, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series A (Deutsche Bank AG Guarantor Deutsche Bank AG SBPA) (b)(c):
0.08%, 10/07/13	40,500	40,500,000
0.08%, 10/07/13	4,445	4,445,000
Counties of DeKalb & Kane Illinois Unified School District No. 427, SPEARS/LIFERS Trust, GO, SPEARS, VRDN, Series B (Deutsche Bank AG SBPA, Deutsche Bank AG Guaranty), 0.13%, 10/07/13 (b)(c)	13,070	13,070,000
Illinois Finance Authority, RB, VRDN (b):
ROCS, Series RR-11624 (AGC), (Citibank NA SBPA), 0.27%, 10/07/13 (a)(b)(c)	16,100	16,100,000
University of Chicago Medical Center, Series E-1 (JPMorgan Chase Bank NA LOC), 0.07%, 10/01/13	11,400	11,400,000
Illinois Finance Authority, Refunding RB, VRDN (b):
Advocate Health Care Network, Sub-Series C-1 (JPMorgan Chase Bank NA SBPA), 0.10%, 10/07/13	35,000	35,000,000
Eagle Tax-Exempt Trust, Series 2006-0118, Class A (Citibank NA SBPA), 0.07%, 10/07/13 (a)(c)	3,150	3,150,000
St. Xavier University Project, Series A (Bank of America NA LOC), 0.09%, 10/07/13	5,285	5,285,000
Illinois State Finance Authority, OSF Healthcare System, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series A (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.11%, 10/07/13 (a)(b)(c)	9,735	9,735,000
University of Illinois, Refunding RB, VRDN (b):
Eagle Tax-Exempt Trust, Series 2006-0124, Class A (NPFGC), (Citibank NA Liquidity Agreement), 0.11%, 10/07/13 (a)(c)	10,000	10,000,000
UIC South Campus Development (JPMorgan Chase Bank LOC), 0.07%, 10/07/13	24,235	24,235,000
Village of Schaumburg Illinois, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series A (JPMorgan Chase Bank Liquidity Agreement), 0.08%, 10/07/13 (a)(b)(c)	7,275	7,275,000

		238,065,000

See Notes to Financial Statements.

14	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Indiana — 1.8%
City of Hartford Indiana, RB, VRDN, Petoskey Plastics, Inc., AMT (Comerica Bank LOC), 0.17%, 10/07/13 (b)	$2,725	$2,725,000
City of Michigan Indiana, RB, VRDN, Palatek Project, AMT (Comerica Bank LOC), 0.17%, 10/07/13 (b)	3,800	3,800,000
Indiana State Finance Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series C (JPMorgan Chase Bank Liquidity Agreement), 0.08%, 10/07/13 (a)(b)(c)	16,295	16,295,000
Indianapolis Local Public Improvement Bond Bank, Refunding RB, ROCS, VRDN, Series II-R-11779 (AGC), (Citibank NA SBPA), 0.32%, 10/07/13 (a)(b)(c)	28,575	28,575,000

		51,395,000
Iowa — 3.6%
City of Clear Lake Iowa, RB, VRDN, Joe Corbi’s Pizza Project, AMT (Manufacturers & Traders LOC), 0.22%, 10/07/13 (b)	3,010	3,010,000
Iowa Finance Authority, RB, VRDN, CJ BIO America, Inc. Project (Korea Development Bank LOC), 0.14%, 10/07/13 (b)	94,000	94,000,000
Iowa State Special Obligations, RB, Barclays Capital Municipal Trust Receipts, VRDN, FLOATS, Series 13B-C-D (Barclays Bank PLC Liquidity Agreement), 0.09%, 10/07/13 (a)(b)(c)	6,200	6,200,000

		103,210,000
Kansas — 0.1%
Counties of Sedgwick & Shawnee Kansas, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series A-3, AMT (JPMorgan Chase Bank NA SBPA), 0.12%, 10/07/13 (a)(b)(c)	2,135	2,135,000
Louisiana — 1.6%
East Baton Rouge Sewerage Commission, RB, Series A, 5.00%, 2/01/14	400	406,311
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, VRDN (b):
BASF Corp. Project, AMT, 0.23%, 10/07/13	4,000	4,000,000
Honeywell International, Inc. Project, 0.27%, 10/07/13	6,000	6,000,000
Louisiana Local Government Environmental Facilities & Community Development Authority, Refunding RB, VRDN, BASF Corp. Project, Series B, 0.18%, 10/07/13 (b)	7,500	7,500,000
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, Loop LLC Project, Series B (JPMorgan Chase Bank NA LOC), 0.07%, 10/07/13 (b)	15,050	15,050,000
Parish of Ascension Louisiana, RB, VRDN, BASF Corp. Project, 0.23%, 10/07/13 (b)	10,100	10,100,000
St. John the Baptist Parish Louisiana, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series A (JPMorgan Chase Bank Liquidity Agreement), 0.12%, 10/01/13 (a)(b)(c)	3,500	3,500,000

		46,556,311
Municipal Bonds	Par (000)	Value
Maryland — 1.6%
County of Baltimore Maryland, RB, VRDN, Paths at Loveton (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/07/13 (b)	$3,610	$3,610,000
Maryland Community Development Administration, RB, Clipper Tax-Exempt Certificate Trust, VRDN, Series 47, AMT (State Street Bank & Trust Co. Liquidity Agreement), 0.22%, 10/07/13 (b)(c)	1,108	1,108,000
Maryland EDC, RB, VRDN AMT (Manufacturers & Traders Trust Co. LOC) (b):
Bakery de France Facility, 0.37%, 10/07/13	8,995	8,995,000
Linemark Printing Project, 0.27%, 10/07/13	3,290	3,290,000
Pharmaceutics International, Inc., Series A, 0.22%, 10/07/13	3,265	3,265,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, ROCS, Series 11594 (AGC), (Citibank NA Liquidity Agreement), 0.32%, 10/07/13 (a)(b)(c)	19,285	19,285,000
Washington Suburban Sanitary Commission, GO, Series A, VRDN, 0.07%, 10/07/13 (b)	7,000	7,000,000

		46,553,000
Massachusetts — 4.7%
City of Haverhill Massachusetts, GO, BAN:
1.25%, 12/13/13	3,000	3,005,562
0.75%, 9/01/14	6,000	6,023,659
Refunding, 1.00%, 12/13/13	2,538	2,540,663
City of New Bedford Massachusetts, GO, BAN, Refunding, 1.00%, 2/07/14	22,000	22,048,321
City of Pittsfield Massachusetts, GO, BAN, Refunding:
Series A, 1.00%, 1/24/14	6,694	6,707,219
Series B, 1.00%, 1/24/14	1,600	1,602,983
Commonwealth of Massachusetts, GO, VRDN, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 (b):
Series A (Bank of America NA SBPA), 0.06%, 10/01/13	18,955	18,955,000
Series B (US Bank NA SBPA), 0.05%, 10/01/13	4,700	4,700,000
Massachusetts Bay Transportation Authority, Refunding RB, VRDN, 7-Month Window, Senior Series A, 0.16%, 4/28/14 (b)	3,500	3,500,000
Massachusetts Development Finance Agency, Refunding RB, VRDN, Series U-6C (TD Bank NA LOC), 0.05%, 10/01/13 (b)	10,300	10,300,000
Massachusetts Development Finance Agency, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series X (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantor), 0.12%, 10/07/13 (a)(b)(c)	9,630	9,630,000
Massachusetts Development Finance Agency, RBC Municipal Product, Inc. Trust, RB, VRDN, FLOATS, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.08%, 10/07/13 (a)(b)(c)	9,695	9,695,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, VRDN, Great Brook Valley Health Center, Series A (TD Bank NA LOC), 0.07%, 10/07/13 (b)	1,215	1,215,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	15

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts School Building Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series A (JPMorgan Chase Bank Liquidity Agreement), 0.08%, 10/07/13 (a)(b)(c)	$7,515	$7,515,000
Massachusetts State College Building Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series B (Deutsche Bank AG SBPA, Deutsche Bank AG Guarantor), 0.08%, 10/07/13 (b)(c)	7,970	7,970,000
Massachusetts State Department of Transportation, Refunding RB, VRDN, Series A2 (Bank of Tokyo-Mitsubishi UFJ SBPA), 0.05%, 10/07/13 (b)	3,700	3,700,000
Massachusetts Water Resources Authority, RBC Municipal Product Inc. Trust, Refunding RB, VRDN, FLOATS, Series F (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 10/03/13 (a)(b)(c)	10,000	10,000,000
Town of Amesbury Massachusetts, GO, Refunding, BAN, 1.00%, 12/13/13	4,118	4,122,320
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.16%, 4/28/14 (b)	3,240	3,240,000

		136,470,727
Michigan — 4.1%
Huron Valley School District Michigan, GO, Refunding, 5.00%, 5/01/14	535	549,628
Lansing Michigan Board of Water & Light, RB, Wells Fargo Stage Trust, FLOATS, VRDN, Series 71-C (Wells Fargo Bank Liquidity Agreement, Wells Fargo Bank NA SBPA), 0.08%, 10/07/13 (a)(b)(c)	2,985	2,985,000
Michigan Finance Authority, RB, VRDN (b):
Adrian College (Comerica Bank LOC), 0.12%, 10/07/13	1,970	1,970,000
Higher Education Facilities (JPMorgan Chase Bank NA LOC), 0.08%, 10/07/13	2,800	2,800,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank NA LOC), 0.06%, 10/07/13 (b)	4,485	4,485,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series XII-Z3, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.13%, 10/07/13 (b)(c)	43,545	43,545,000
Michigan State HDA, HRB, VRDN, Series A (b):
Berrien Woods III, AMT (Citibank NA LOC), 0.11%, 10/07/13	4,465	4,465,000
M/F Housing, Series C, AMT (JPMorgan Chase Bank NA SBPA), 0.12%, 10/07/13	32,640	32,640,000
Michigan State HDA, Refunding RB, VRDN, AMT (Barclays Bank PLC SBPA), 0.08%, 10/07/13 (b)	2,975	2,975,000
Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan State Hospital Finance Authority, Refunding RB, VRDN (b):
0.13%, 4/28/14	$3,000	$3,000,000
7-Month Window, Ascension Health Senior Credit, 0.13%, 4/28/14	3,450	3,450,000
Window, Ascension Health Senior Credit, 0.13%, 4/28/14	3,430	3,430,000
Michigan Strategic Fund, RB, VRDN, MANS LLC Project, AMT (Comerica Bank LOC), 0.17%, 10/07/13 (b)	4,600	4,600,000
Michigan Strategic Fund, P-FLOATS, RB, VRDN, Series 840, AMT (Bank of America NA Guarantor, Bank of America NA Liquidity Agreement), 0.19%, 10/07/13 (a)(b)(c)	6,750	6,750,000

		117,644,628
Minnesota — 0.1%
Minneapolis Minnesota, Health Care System, RB, FLOATS, VRDN, Series E-19, Mandatory Put Bonds (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 10/07/13 (a)(b)(c)	4,200	4,200,000
Mississippi — 1.1%
De Soto County School District, GO, Refunding, 3.00%, 5/01/14	1,800	1,828,962
Mississippi Business Finance Corp., RB, VRDN, Chevron USA, Series A, 0.03%, 10/01/13 (b)	5,000	5,000,000
State of Mississippi, Clipper Tax-Exempt Certificate Trust, RB, VRDN, Series 84 (State Street Bank & Trust Co. SBPA), 0.07%, 10/07/13 (b)(c)	11,900	11,900,000
University of Southern Mississippi, Refunding RB, VRDN, FLOATS Series 3335 (Credit Suisse Liquidity Agreement), 0.10%, 10/07/13 (a)(b)(c)	13,115	13,115,000

		31,843,962
Missouri — 1.3%
City of Kansas City Missouri, Refunding RB, VRDN, Hospital Roe Bartle, Series E (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.08%, 10/07/13 (b)	3,300	3,300,000
City of North Kansas City Missouri, Refunding RB, VRDN, North Kansas City Hospital (Bank of America NA LOC), 0.10%, 10/01/13 (b)	14,355	14,355,000
Kansas City IDA, Refunding RB, VRDN, Ewing Marion Kaufman Foundation, 0.08%, 10/01/13 (b)	13,000	13,000,000
Palmyra IDA, RB, VRDN, BASF Corp. Project, AMT, 0.23%, 10/07/13 (b)	6,000	6,000,000

		36,655,000
Nebraska — 0.6%
City of Lincoln Nebraska, RB, FLOATS, VRDN, Series 2900 (Credit Suisse Liquidity Agreement), 0.09%, 10/07/13 (b)	16,000	16,000,000

See Notes to Financial Statements.

16	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Nevada — 1.7%
County of Clark Nevada, Refunding ARB, Airport System Revenue, 2.00%, 7/01/14	$16,600	$16,804,990
County of Clark Nevada School District, Austin Trust, GO, VRDN, Series C (Bank of America NA Liquidity Agreement), 0.29%, 10/07/13 (a)(b)(c)	32,600	32,600,000

		49,404,990
New Hampshire — 0.3%
New Hampshire Health & Education Facilities Authority, RB, VRDN, Eclipse Funding Trust, Series 2007-0018, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Agreement), 0.07%, 10/07/13 (a)(b)(c)	10,200	10,200,000
New Jersey — 2.6%
Borough of Rumson New Jersey, GO, BAN, Series A, 0.75%, 9/03/14	2,550	2,552,708
City of Cape May New Jersey, GO, 1.00%, 7/18/14	11,040	11,090,786
County of Cape May New Jersey, GO, BAN, 1.00%, 8/29/14	4,700	4,728,172
State of New Jersey, RB, P-FLOATS, VRDN, Series MT-837 (Bank of America NA Guarantor, Bank of America NA Liquidity Agreement), 0.10%, 10/03/13 (a)(b)(c)	3,950	3,950,000
State of New Jersey P-FLOATS, VRDN, Series B (Bank of America NA LOC, Bank of America NA Liquidity Agreement), 0.13%, 10/03/13 (a)(b)(c)	16,500	16,500,000
Township of East Hanover New Jersey, GO, BAN, Series A, 1.00%, 8/21/14	4,293	4,310,899
Township of Marlboro New Jersey, GO, BAN, 1.00%, 6/11/14	7,750	7,778,961
Township of Mendham New Jersey, GO, BAN, 1.00%, 5/22/14	3,617	3,629,916
Township of Old Bridge New Jersey, GO, BAN, 1.00%, 10/15/13	6,668	6,669,527
Township of Sparta New Jersey, GO, Refunding, BAN, 1.00%, 11/01/13	5,897	5,900,759
Township of West Orange New Jersey, GO, BAN, 1.00%, 5/20/14	6,911	6,937,668

		74,049,396
New Mexico — 1.3%
City of Rio Rancho New Mexico, RB, Eclipse Funding Trust, VRDN, Series 2007-0019, Solar Eclipse (US Bank NA LOC, US Bank NA Liquidity Agreement), 0.07%, 10/07/13 (b)(c)	5,000	5,000,000
University of New Mexico, Refunding RB, VRDN (JPMorgan Chase Bank SBPA), 0.07%, 10/07/13 (b)	33,490	33,490,000

		38,490,000
New York — 7.5%
Arlington Central School District, GO, Refunding, Go, Refunding, BAN, 1.00%, 11/15/13	3,300	3,302,481
Babylon Union Free School District, GO, TAN, 0.75%, 6/27/14 (e)	7,000	7,022,400
Municipal Bonds	Par (000)	Value
New York (continued)
City of New York New York, GO, Refunding, VRDN, ROCS, Series RR II-R-14045 (Citibank NA Liquidity Agreement), 0.07%, 10/07/13 (a)(b)(c)	$6,100	$6,100,000
City of New York New York, GO, VRDN (b):
Series F-4 (Landesbank Hessen-Thüringen LOC), 0.09%, 10/07/13	9,700	9,700,000
Sub-Series H-4 (Bank of New York LOC), 0.05%, 10/01/13	10,700	10,700,000
Erie County Fiscal Stability Authority, BAN, Series A, 1.00%, 7/31/14	10,000	10,062,419
Mattituck-Cutchogue Union Free School District, GO, TAN, 1.00%, 6/27/14	8,000	8,043,058
New York City Housing Development Corp. New York, RB, VRDN, Series A (Freddie Mac LOC), 0.07%, 10/07/13 (b)	4,750	4,750,000
New York City Housing Development Corp. New York, Refunding RB, VRDN, M/F, The Crest, Series A (Landesbank Hessen-Thüringen LOC), 0.09%, 10/07/13	4,000	4,000,000
New York City Industrial Development Agency, RB, VRDN Korean Air Lines Co. Ltd. Project, AMT (Kookmin Bank LOC) (b):
Series A, 0.19%, 10/07/13	27,200	27,200,000
Series C, 0.19%, 10/07/13	5,000	5,000,000
New York City Metropolitan Transportation Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series C (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.12%, 10/07/13 (a)(b)(c)	10,000	10,000,000
New York City Municipal Water & Sewer Finance Authority, Refunding RB, VRDN, Water & Sewer System, 2nd General Resolution, Fiscal 2011, Series DD-1 (TD Bank NA SBPA), 0.05%, 10/01/13 (b)	6,000	6,000,000
New York City Municipal Water Finance Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2009-0046, Class A (Citibank NA Liquidity Agreement), 0.07%, 10/07/13 (a)(b)(c)	12,300	12,300,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.11%, 10/07/13 (a)(b)(c)	6,900	6,900,000
New York State HFA, RB, VRDN (Wells Fargo Bank NA LOC), 0.07%, 10/07/13 (b)	1,600	1,600,000
Patchogue-Medford Union Free School District, GO, TAN (State Aid Withholding), 1.00%, 6/20/14 (e)	18,400	18,489,792
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, 37th Series, AMT (JPMorgan Chase Bank NA SBPA), 0.12%, 10/07/13 (a)(b)(c)	25,325	25,325,000
Putnam County New York, GO, TAN, 1.00%, 10/25/13	12,000	12,005,583
South Country Central School District at Brookhaven, GO, TAN, 0.75%, 6/26/14	12,600	12,639,854
Taconic Hills Central School District at Craryville, GO, Refunding, BAN, 1.00%, 7/03/14	7,348	7,382,256

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	17

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (concluded)
Town of Grand Island New York, GO, Refunding, BAN, 0.75%, 10/16/13	$7,556	$7,557,251

		216,080,094
North Carolina — 1.9%
Charlotte Housing Authority North Carolina, RB, VRDN (Wells Fargo Bank NA LOC) (b):
Oak Park Project 0.08%, 10/07/13	5,000	5,000,000
Stonehaven East Project 0.08%, 10/07/13	9,050	9,050,000
City of Raleigh North Carolina, Refunding RB, VRDN, 7-Month Windows, 0.17%, 4/28/14 (b)	2,790	2,790,000
County of Alamance North Carolina Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Millender Project, AMT (Wells Fargo Bank NA LOC), 0.22%, 10/07/13 (b)	800	800,000
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority North Carolina, IDRB, VRDN, Marlatex Corp. Project, AMT (Wells Fargo Bank NA LOC), 0.27%, 10/07/13 (b)	595	595,000
County of Lee North Carolina Industrial Facilities & Pollution Control Financing Authority North Carolina, RB, VRDN, Ardeen Corp. Project, AMT (Comerica Bank LOC), 0.17%, 10/07/13 (b)	2,550	2,550,000
County of Mecklenburg North Carolina, GO, Refunding, VRDN, 7-Month Windows, Series D, 0.17%, 4/28/14 (b)	5,595	5,595,000
County of Yancey North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, VRDN, AMT (Branch Banking & Trust LOC), 0.15%, 10/07/13 (b)	3,500	3,500,000
North Carolina Agricultural Finance Authority, RB, VRDN, Albemarle Cotton Growers, AMT (Wells Fargo Bank NA LOC), 0.22%, 10/03/13 (b)	400	400,000
North Carolina Agricultural Finance Authority, Refunding RB, VRDN, Harvey Fertilizer & Gas Project, AMT (Wells Fargo Bank NA LOC), 0.27%, 10/07/13 (b)	710	710,000
North Carolina Capital Facilities Finance Agency, RB, VRDN, Aquarium Society Project (Bank of America NA LOC), 0.12%, 10/07/13 (b)	16,935	16,935,000
North Carolina Capital Facilities Finance Agency, Refunding RB, VRDN, High Point University Project (Branch Banking & Trust LOC), 0.08%, 10/07/13 (b)	925	925,000
North Carolina HFA, RB, VRDN, MERLOTS, Series B12, AMT (Wells Fargo Bank NA SBPA), 0.24%, 10/07/13 (a)(b)(c)	5,425	5,425,000

		54,275,000
Ohio — 1.7%
County of Cleveland-Cuyahoga Ohio Port Authority, Refunding RB, VRDN, Carnegie/89th Garage and Service Center LLC Project (JPMorgan Chase Bank LOC), 0.07%, 10/07/13 (b)	17,130	17,130,000
Ohio Housing Finance Agency, RB, VRDN, AMT (Wells Fargo Bank NA SBPA), 0.10%, 10/07/13 (b)	1,000	1,000,000
Municipal Bonds	Par (000)	Value
Ohio (concluded)
State of Ohio, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.10%, 10/07/13 (a)(b)(c)	$26,355	$26,355,000
Village of New Albany Ohio, GO, BAN, 1.00%, 7/31/14	3,300	3,319,485

		47,804,485
Oregon — 0.2%
Port of Portland, Refunding RB, VRDN, Portland International Airport, Series 18-A, AMT (US Bank NA LOC), 0.09%, 10/07/13 (b)	6,870	6,870,000
Pennsylvania — 2.8%
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, (Royal Bank of Canada LOC SBPA) Bank of Canada SBPA), 0.07%, 10/07/13 (a)(b)(c)	3,970	3,970,000
Commonwealth of Pennsylvania, Clipper Caravel Tax-Exempt Certificate Trust, RB, VRDN, FLOATS, Series 58 (State Street Bank & Trust Co. SBPA), 0.07%, 10/07/13 (a)(b)(c)	17,500	17,500,000
County of Allegheny Pennsylvania Hospital Development Authority, RBC Municipal Products, Inc. Trust, RB, FLOATS, VRDN (Royal Bank of Canada LOC SBPA), 0.07%, 10/07/13 (a)(b)(c)	12,190	12,190,000
County of Blair Pennsylvania IDA, RB, VRDN, Homewood at Martinsburg Project (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/07/13 (b)	2,100	2,100,000
County of Lancaster Pennsylvania Hospital Authority, RB, VRDN, Landis Homes Retirement Community Project (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/07/13 (b)	2,490	2,490,000
County of Lycoming Pennsylvania Authority, Refunding RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/07/13 (b)	4,175	4,175,000
Emmaus General Authority, RB, VRDN, Pennsylvania Loan Program, Series A (US Bank NA LOC), 0.08%, 10/07/13 (b)	2,300	2,300,000
Pennsylvania Economic Development Financing Authority, RB, VRDN, Merck & Co., Inc., West Point Project, AMT, 0.17%, 10/07/13 (b)	3,700	3,700,000
Pennsylvania Economic Development Financing Authority, P-FLOATS, RB, VRDN, Waste Management Inc. Project (Bank of America NA LOC), 0.19%, 10/03/13 (a)(b)(c)	11,995	11,995,000
Pennsylvania State University, RB, VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA SBPA), 0.08%, 10/07/13 (a)(b)(c)	2,900	2,900,000
Pennsylvania Turnpike Commission, ROCS, VRDN, Series II-R-11995 (Citibank NA Liquidity Agreement), 0.32%, 10/07/13 (a)(b)(c)	7,330	7,330,000
Southcentral General Authority, RB, VRDN (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/07/13 (b)	11,130	11,130,000

		81,780,000

See Notes to Financial Statements.

18	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
South Carolina — 0.7%
South Carolina EDA, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Bon Secours Health System, (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.12%, 10/07/13 (a)(b)(c)	$4,640	$4,640,000
South Carolina Public Service Authority, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series A (JPMorgan Chase Bank NA Liquidity Agreement), 0.15%, 10/07/13 (a)(b)(c)	3,000	3,000,000
South Carolina State Public Service Authority, RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0007, Class A (Citibank NA SBPA), 0.08%, 10/07/13 (b)	11,500	11,500,000

		19,140,000
Tennessee — 0.4%
County of Montgomery Tennessee Public Building Authority Tennessee, RB, VRDN, Tennessee County Loan Pool (Bank of America NA LOC), 0.13%, 10/07/13 (b)	1,015	1,015,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, VRDN, FLOATS, Series 3013 (Morgan Stanley Bank Liquidity Agreement), 0.10%, 10/07/13 (a)(b)(c)	10,000	10,000,000
State of Tennessee, GO, Refunding, Series C, 5.00%, 5/01/14	750	770,439

		11,785,439
Texas — 15.4%
Brazos Harbor Industrial Development Corp., RB, VRDN, BASF Project, AMT, 0.23%, 10/07/13 (b)	75,000	75,000,000
Brazos River Harbor Navigation District, RB, VRDN BASF Corp. Project AMT (b):
0.23%, 10/07/13	18,400	18,400,000
Brazoria County, Multi-Mode, 0.23%, 10/07/13	15,800	15,800,000
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, VRDN, ROCS, Water and Wastewater System Revenue, Series RR-II-R-14042PB (PB Capital Co. Liquidity Agreement), 0.09%, 10/07/13 (a)(b)(c)	7,205	7,205,000
City of Brownsville Texas, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series A (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.08%, 10/07/13 (b)(c)	6,750	6,750,000
City of Houston Texas ISD, GO, 5.00%, 2/15/14	250	254,328
City of Houston Texas Public Improvement, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, VRDN, Refunding, Series A (JPMorgan Chase Bank NA Liquidity Agreement), 0.08%, 10/07/13 (a)(b)(c)	6,395	6,395,000
City of San Antonio Texas Water System Revenue, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Class A, Series 3010 (Citibank NA Liquidity Agreement), 0.07%, 10/07/13 (b)(c)	24,000	24,000,000
Municipal Bonds	Par (000)	Value
Texas (continued)
City of Sheldon Texas ISD, GO, PUTTERS, VRDN (Deutsche Bank AG Liquidity Agreement), 0.09%, 10/03/13 (a)(b)(c)	$5,120	$5,120,000
County of Harris Texas, GO, VRDN, Clipper Tax-Exempt Certificate Trust, Series 73 (State Street Bank & Trust Co. Liquidity Agreement), 0.10%, 10/07/13 (b)(c)	10,000	10,000,000
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, VRDN, Methodist Hospital (b):
Sub-Series C-1, 0.05%, 10/01/13	11,100	11,100,000
Sub-Series C-2, 0.05%, 10/01/13	24,515	24,515,000
County of Harris Texas Health Facilities Development Corp., Refunding RB, VRDN, Methodist Hospital (b):
Series A-1, 0.05%, 10/01/13	21,000	21,000,000
Series A-2, 0.05%, 10/01/13	15,000	15,000,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, VRDN, FLOATS (a)(b)(c):
(Credit Suisse Liquidity Agreement), 0.07%, 10/07/13	12,000	12,000,000
(Morgan Stanley Liquidity Agreement), 0.10%, 10/07/13	36,000	36,000,000
County of Tarrant Texas Cultural Education Facilities Finance Corp., Austin Trust, Refunding RB, VRDN, Certificates of Bank of America, Series 1201 (Bank of America NA Liquidity Agreement), 0.09%, 10/07/13 (a)(b)(c)	5,790	5,790,000
Denton ISD Texas, GO, VRDN, Building, Series 2005-A (Bank of America NA SBPA), 0.09%, 10/07/13 (b)	2,600	2,600,000
Galveston County, GO, Refunding, (AGM), 5.25%, 2/01/14	475	482,865
Lamar Consolidated ISD SPEARS/LIFERS Trust, GO, Refunding, VRDN (Texas Permanent School Fund Guarantor, Deutsche Bank AG SBPA), 0.08%, 10/07/13 (b)(c)	18,960	18,960,000
North Texas Tollway Authority, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, 1st Tier (Deutsche Bank AG Guarantor, Deutsche Bank AG SBPA), 0.08%, 10/07/13 (b)(c)	17,887	17,887,000
Port of Corpus Christi Authority of Nueces County, Refunding RB, VRDN, Flint Hills Resource, Series A, AMT, 0.08%, 10/07/13 (b)	22,650	22,650,000
Port of Port Arthur Navigation District, RB, VRDN Project (b):
Texas Industrial Development Corp., Total Petrochemicals & Refining USA, Inc., 0.09%, 10/07/13	10,700	10,700,000
Total Petrochemicals, AMT, 0.12%, 10/07/13	15,000	15,000,000
Port of Port Arthur Navigation District, Refunding RB, VRDN Environmental Facilities Motiva Enterprises LLC Project (b):
0.07%, 10/01/13	12,500	12,500,000
Sub-Series B, 0.07%, 10/01/13	10,000	10,000,000
San Jacinto Texas Community College District, GO, VRDN, (Morgan Stanley Liquidity Agreement), 0.10%, 10/07/13 (a)(b)	4,500	4,500,000

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	19

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Texas (concluded)
State of Texas, GO, VRDN (b):
Series B (Bank of New York NA SBPA), 0.07%, 10/07/13	$12,000	$12,000,000
Veterans Housing Assistance Program Fund II, Series A, AMT (Landesbank Hessen-Thüringen SBPA), 0.11%, 10/07/13	3,210	3,210,000
Texas City Industrial Development Corp., RB, VRDN (Bank of America LOC), 0.10%, 10/07/13 (b)	4,825	4,825,000
Texas Municipal Power Agency, Wells Fargo Stage Trust, Refunding RB, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.08%, 10/07/13 (a)(b)(c)	5,610	5,610,000
Texas State University System, Wells Fargo Stage Trust, RB, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.08%, 10/07/13 (a)(b)(c)	4,700	4,700,000
Texas Transportation Commission, RB, 5.00%, 4/01/14	250	255,777
University of Houston, Refunding RB, Series A, 5.00%, 2/15/14	4,310	4,387,612

		444,597,582
Utah — 1.4%
City of Murray Utah, RB, VRDN, IHC Health Services Inc. (b):
Series C (Northern Trust Co. SBPA), 0.06%, 10/01/13	8,895	8,895,000
Series D, 0.05%, 10/01/13	5,400	5,400,000
County of Weber Utah, RB, VRDN, Series C (Bank of New York SBPA), 0.06%, 10/01/13 (b)	9,000	9,000,000
State of Utah, GO, FLOATS, VRDN (Morgan Stanley Liquidity Agreement), 0.10%, 10/07/13 (a)(b)(c)	8,200	8,200,000
Utah Transit Authority, RB, VRDN (AGM)(Deutsche Bank AG Liquidity Agreement), 0.09%, 10/07/13 (a)(b)(c)	8,345	8,345,000

		39,840,000
Virginia — 2.7%
City of Alexandria Virginia IDA, RB, VRDN (b):
American Academy of Otolaryngology, Head and Neck Surgery Foundation, Series B (Bank of America NA LOC), 0.10%, 10/07/13	6,310	6,310,000
Young Men’s Christian Association (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/07/13	1,100	1,100,000
County of Arlington Virginia IDA, Refunding RB, VRDN, Woodbury Park Project, Series A (Freddie Mac Guarantor, Freddie Mac Liquidity Agreement), 0.07%, 10/07/13 (b)	4,200	4,200,000
County of Fairfax Virginia IDA, RB, VRDN (TD Bank NA SBPA), 0.06%, 10/07/13 (b)	7,000	7,000,000
County of Fairfax Virginia IDA, Refunding RB, VRDN, Window, Healthcare, Inova Health System, Series C, 0.15%, 4/28/14 (b)	10,405	10,405,000
State of Virginia HDA, RB, MERLOTS, VRDN, AMT (Wells Fargo Bank NA SBPA), 0.24%, 10/07/13 (b)(c)	3,000	3,000,000
Municipal Bonds	Par (000)	Value
Virginia (concluded)
State of Virginia HDA, Refunding RB, MERLOTS, VRDN, AMT (Wells Fargo Bank NA SBPA), 0.24%, 10/07/13 (a)(b)(c)	$2,880	$2,880,000
Virginia College Building Authority, RB, VRDN, 21st Century College (Wells Fargo Bank NA SBPA) (b):
Series B, 0.04%, 10/01/13	14,535	14,535,000
Series C, 0.04%, 10/01/13	13,940	13,940,000
Virginia College Building Authority, Refunding RB, VRDN, Barclays Capital Municipal Trust Receipts, FLOATS, Series 4B (Barclays Bank PLC Liquidity Agreement), 0.14%, 10/07/13 (a)(b)(c)	1,335	1,335,000
Virginia, State Commonwealth Transportation Board, Clipper Tax-Exempt Certificate Trust, RB, VRDN, AMT (State Street Bank & Trust Co. Liquidity Agreement), 0.07%, 10/07/13 (b)(c)	12,160	12,160,000
Winchester IDA Virginia, Refunding RB, VRDN,(Branch Banking & Trust LOC), 0.08%, 10/07/13 (b)	925	925,000

		77,790,000
Washington — 4.1%
County of King Washington, Refunding RB, Wells Fargo Stage Trust, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.18%, 10/07/13 (a)(b)(c)	15,960	15,960,000
County of King Washington Sewer Revenue, Austin Trust, Refunding RB, VRDN, Series 1200 (AGM), (Bank of America NA Liquidity Agreement), 0.09%, 10/07/13 (a)(b)(c)	10,000	10,000,000
Port of Tacoma Washington, ARB, VRDN, ROCS, RR-II-12056, AMT (AGC) (Citibank NA Liquidity Agreement), 0.15%, 10/03/13 (a)(b)(c)	9,900	9,900,000
State of Washington, JPMorgan Chase PUTTERS/DRIVERS Trust, GO, Refunding, VRDN, Series C (JPMorgan Chase Bank Liquidity Agreement), 0.08%, 10/07/13 (a)(b)(c)	3,745	3,745,000
State of Washington, Wells Fargo Stage Trust, GO, FLOATS, VRDN (Wells Fargo Bank NA Liquidity Agreement), 0.18%, 10/07/13 (a)(b)(c)	20,000	20,000,000
Washington State Health Care Facilities Authority, Austin Trust, Refunding RB, VRDN, Series 1180 (Bank of America NA Liquidity Agreement), 0.09%, 10/07/13 (b)(c)	5,925	5,925,000
Washington State Housing Finance Commission, RB, VRDN (b):
(East West Bank LOC), 0.09%, 10/07/13	14,400	14,400,000
Series A, AMT (Freddie Liquidity Agreement), 0.10%, 10/07/13	31,500	31,500,000
Washington State University, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Student Fee Bonds, Series A, (Deutsche Bank AG Liquidity Agreement), 0.09%, 10/07/13 (a)(b)(c)	7,540	7,540,000

		118,970,000
West Virginia — 0.2%
West Virginia EDA, RB, VRDN (Sumitomo Mitsui Trust Bank Ltd. LOC), 0.07%, 10/07/13 (b)	5,800	5,800,000

See Notes to Financial Statements.

20	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Schedule of Investments (continued)	Master Tax-Exempt LLC (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Wisconsin — 4.6%
State of Wisconsin, ECN, TECP:
0.12%, 11/06/13	$13,500	$13,500,000
0.11%, 11/07/13	34,635	34,635,000
0.13%, 12/05/13	36,200	36,200,000
State of Wisconsin, GO, Refunding, (NPFGC), 5.50%, 5/01/14	565	582,065
State of Wisconsin, Petroleum Inspection Fee, TECP:
0.14%, 10/01/13	5,000	5,000,000
0.16%, 12/04/13	6,650	6,650,000
0.13%, 12/05/13	17,000	17,000,000
State of Wisconsin, RB, 5.00%, 6/01/14	750	773,402
Village of Kohler Wisconsin, RB, VRDN, Kohler Co. Project, AMT (Wells Fargo Bank NA LOC), 0.14%, 10/07/13 (b)	4,000	4,000,000
West Bend Housing Authority, RB, VRDN, AMT (US Bank NA LOC), 0.14%, 10/07/13 (b)	5,165	5,165,000
Municipal Bonds	Par (000)	Value
Wisconsin (concluded)
Wisconsin Health & Educational Facilities Authority, RB, ROCS, VRDN, Series II_R-14065 (Citibank NA Liquidity Agreement), 0.08%, 10/07/13 (a)(b)(c)	$3,000	$3,000,000
Wisconsin Health & Educational Facilities Authority, Refunding RB, VRDN, Ascension Health Alliance Senior Credit Group, 0.13%, 10/07/13 (b)	5,800	5,800,000

		132,305,467
Wyoming — 0.2%
Converse County, Refunding RB, VRDN, PacifiCorp Projects (Bank of Nova Scotia LOC), 0.07%, 10/07/13 (b)	6,485	6,485,000
Total Investments (Cost — $2,903,638,356*) — 100.5%		2,903,638,356
Liabilities in Excess of Other Assets — (0.5)%		(13,202,162)

Net Assets — 100.0%		$2,890,436,194

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
J.P. Morgan Securities LLC	$18,489,792	—
Janney Montgomery Scott LLC	$7,022,400	—
Stephens, Inc.	$1,823,346	—

•	Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Master LLC has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Master LLC’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Master LLC’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	21

Schedule of Investments (concluded)	Master Tax-Exempt LLC

The following table summarizes the Master LLC’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$2,903,638,356	—	$2,903,638,356

[1]	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Master LLC’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $555,915 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

22	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Statement of Assets and Liabilities

September 30, 2013 (Unaudited)	Master Tax-Exempt LLC

Assets
Investments at value — unaffiliated (cost — $2,903,638,356)	$2,903,638,356
Cash	555,915
Contributions receivable from investors	8,522,421
Investments sold receivable	3,400,124
Interest receivable	1,889,514
Prepaid expenses	30,323

Total assets	2,918,036,653

Liabilities
Investments purchased payable	27,335,638
Investment advisory fees payable	119,421
Directors’ fees payable	32,076
Other affiliates payable	7,776
Other accrued expenses payable	105,548

Total liabilities	27,600,459

Net Assets	$2,890,436,194

Net Assets Consist of
Investors’ capital	$2,890,436,194

Statement of Operations

Six Months Ended September 30, 2013 (Unaudited)	Master Tax-Exempt LLC

Investment Income
Income	$2,448,724

Expenses
Investment advisory	2,297,736
Accounting services	87,460
Directors	60,864
Custodian	36,808
Professional	32,877
Printing	1,309
Miscellaneous	68,636

Total expenses	2,585,690
Less fees waived by Manager	(1,244,331)

Total expenses after fees waived	1,341,359

Net investment income	1,107,365

Realized Gain
Net realized gain from investments	104,899

Net Increase in Net Assets Resulting from Operations	$1,212,264

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	23

Statements of Changes in Net Assets	Master Tax-Exempt LLC

Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013

Operations
Net investment income	$1,107,365	$4,898,897
Net realized gain	104,899	65,548

Net increase in net assets resulting from operations	1,212,264	4,964,445

Capital Transactions
Proceeds from contributions	6,339,695,458	15,107,389,487
Value of withdrawals	(6,523,573,374)	(15,668,329,378)

Net decrease in net assets derived from capital transactions	(183,877,916)	(560,939,891)

Net Assets
Total decrease in net assets	(182,665,652)	(555,975,446)
Beginning of period	3,073,101,846	3,629,077,292

End of period	$2,890,436,194	$3,073,101,846

See Notes to Financial Statements.

24	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Financial Highlights	Master Tax-Exempt LLC

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013	2012	2011	2010	2009

Total Investment Return
Total investment return	0.04%	[1]	0.15%	0.10%	0.25%	0.42%	1.68%

Ratios to Average Net Assets
Total expenses	0.17%	[2]	0.17%	0.17%	0.16%	0.15%	0.15%

Total expenses after fees waived	0.09%	[2]	0.08%	0.14%	0.16%	0.15%	0.15%

Net investment income	0.07%	[2]	0.15%	0.12%	0.26%	0.43%	1.67%

Supplemental Data
Net assets, end of period (000)	$2,890,436		$3,073,102	$3,629,077	$4,383,330	$6,495,521	$11,363,478

[1]	Aggregate total investment return.

[2]	Annualized.

See Notes to Financial Statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	25

Notes to Financial Statements (Unaudited)	Master Tax-Exempt LLC

1. Organization:

Master Tax-Exempt LLC (the “Master LLC”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is organized as a Delaware limited liability company. The Master LLC’s Limited Liability Company Agreement permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

2. Significant Accounting Policies:

The Master LLC’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Master LLC:

Valuation: US GAAP defines fair value as the price the Master LLC would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Master LLC’s investments are valued under the amortized cost method, which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Income Taxes: The Master LLC is classified as a partnership for federal income tax purposes. As such, each investor in the Master LLC is treated as the owner of its proportionate share of net assets, income, expenses and realized and unrealized gains and losses of the Master LLC. Therefore, no federal income tax provision is required. It is intended that the Master LLC’s assets will be managed so an investor in the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

The Master LLC files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Master LLC’s US federal tax returns remains open for each of the four years ended March 31, 2013. The statutes of limitations on the Master LLC’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to the Master LLC are charged to the Master LLC. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Master LLC has an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purpose of BlackRock, Inc. (“BlackRock”).

The Master LLC entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Master LLC’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Master LLC’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Master LLC. For such services, the Master LLC pays the Manager a monthly fee based on a percentage of the Master LLC’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.250%
$500 Million — $1 Billion	0.175%
Greater than $1 Billion	0.125%

The Manager entered into a sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager. The Manager pays BIM, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Master LLC to the Manager.

The Manager voluntarily agreed to waive a portion of the advisory fees and/or reimburse operating expenses of the Master LLC to enable the feeder funds that invest in the Master LLC to maintain minimum levels of net investment income. These amounts, if any, are reported in the Statement of Operations as fees waived by Manager.

For the six months ended September 30, 2013, the Master LLC reimbursed the Manager $14,588 for certain accounting services, which is included in accounting services in the Statement of Operations.

26	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Notes to Financial Statements (concluded)	Master Tax-Exempt LLC

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

4. Market and Credit Risk:

In the normal course of business, the Master LLC invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Master LLC may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Master LLC; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Master LLC may be exposed to counterparty credit risk, or the risk that an entity with which the Master LLC has unsettled or open transactions may fail to or be unable to perform on its commitments. The Master LLC manages counterparty credit risk by entering into transactions only with counterparties that it believes has the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Master LLC to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Master LLC’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Master LLC.

Certain obligations held by the Master LLC have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in credit worthiness of the entities that provide the credit enhancements or liquidity features. The Master LLC monitors its exposure by reviewing the credit worthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

5. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Master LLC through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	27

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement

The Board of Directors of Master Tax-Exempt LLC (the “Master LLC”) met in person on April 11, 2013 (the “April Meeting”) and May 20-22, 2013 (the “May Meeting”) to consider the approval of the Master LLC’s investment advisory agreement (the “Agreement”) with BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Master LLC’s investment advisor. BIF Tax-Exempt Fund (the “Fund”) is a “feeder” fund that invests all of its investable assets in the Master LLC. Accordingly, the Board of Trustees of the Fund also considered the approval of the Agreement. For simplicity, (a) the Board of Directors of the Master LLC and the Board of Trustees of the Fund are referred to herein collectively as the “Board,” and the members are referred to as “Board Members,” and (b) the shareholders of the Fund and the interest holders of the Master LLC are referred to as “shareholders.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Master LLC or the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Master LLC or the Fund, as pertinent, and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Master LLC and the Fund by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Master LLC, the Fund and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Master LLC and/or the Fund for services, such as marketing and distribution, call center and fund accounting; (c) the Master LLC’s and/or the Fund’s operating expenses and how BlackRock allocates expenses to the Master LLC and the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Master LLC’s and the Fund’s investment objective, policies and restrictions; (e) the Master LLC’s and the Fund’s compliance with its respective Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Master LLC’s and/or the Fund’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Master LLC and the Fund by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided

28	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on fees and expenses of the Master LLC and the Fund, as applicable, as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by the Master LLC and/or the Fund to BlackRock; (g) sales and redemption data regarding the Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Agreement for a one-year term ending June 30, 2014. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In approving the continuation of the Agreement, the Board of the Master LLC considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Master LLC, the Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Master LLC and the Fund; (d) the Fund’s costs to investors compared to the costs of its Expense Peers and the Fund’s performance compared to the relevant performance metric as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Master LLC and the Fund; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of portfolio holdings of the Master LLC, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Master LLC and the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock:

The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared the Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Master LLC’s portfolio management team discussing the Master LLC’s performance and the Master LLC’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and the Master LLC’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to the Master LLC’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to the Master LLC and the Fund. BlackRock and its affiliates provide the Master LLC and the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Master LLC and the Fund by third parties) and officers and other personnel as are necessary for the operations of the Master LLC and the Fund. In particular, BlackRock and its affiliates provide the Master LLC and the Fund with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	29
[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (continued)

in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Master LLC and the Fund, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Master LLC, the Fund and BlackRock:

The Board, including the Independent Board Members, also reviewed and considered the performance history of the Master LLC and the Fund, as applicable. The Board noted that the Fund’s investment results correspond directly to the investment results of the Master LLC. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Master LLC management to discuss, the performance of the Master LLC and the Fund, as applicable, throughout the year.

The Board noted that the Fund ranked in the fourth, first and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-year period. The Board reviewed the Fund’s performance within the context of the low yield environment that has existed over the past few years.

The quartile standing of the Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the true performance of a money market fund can only be understood in its multi-dimensional context, accounting for not only current yield but also risk. While the Board reviews the Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of the Master LLC’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one, three and five year periods given BlackRock’s emphasis on preserving capital and on balancing the quest for current yield against various measures of risk.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Master LLC and the Fund:

The Board, including the Independent Board Members, reviewed the Master LLC’s/Fund’s contractual management fee rate compared with the other funds in the Fund’s Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared the Fund’s total net operating expense ratio, as well as the Master LLC’s/Fund’s actual management fee rate, to those of other funds in the Fund’s Lipper category. The total net operating expense ratio and actual management fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Master LLC and the Fund. The Board reviewed BlackRock’s profitability with respect to the Master LLC and the Fund, as applicable, and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Master LLC and the Fund by BlackRock, and BlackRock’s and its

30	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement (concluded)

affiliates’ profits relating to the management and distribution of the Master LLC and the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Master LLC and the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Master LLC’s/Fund’s contractual management fee rate ranked in the fourth quartile relative to the Fund’s Expense Peers. The Board also determined that the Fund’s total net operating expense ratio, which ranked in the third quartile, was reasonable relative to the median total net operating expense ratio paid by the Fund’s Expense Peers. The Board reviewed the Master LLC’s/Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board further noted that the Master LLC has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Master LLC increases above certain contractually specified levels. The Board additionally noted that, to enable the Master LLC/Fund to maintain minimum levels of daily net investment income, BlackRock and the Fund’s distributor have voluntarily agreed to reduce the Master LLC’s/Fund’s expenses as necessary. These waivers and reimbursements may be discontinued at any time without notice.

D. Economies of Scale:

The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Master LLC and the Fund increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Master LLC and the Fund benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Master LLC and the Fund to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Master LLC. In its consideration, the Board took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members:

The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Master LLC and the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Master LLC and the Fund, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s and/or the Master LLC’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board of the Master LLC, including the Independent Board Members, unanimously approved the continuation of the Agreement for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board of the Master LLC, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of the Master LLC and its shareholders. The Board of the Fund, including the Independent Board Members, also considered the continuation of the Agreement and found the Agreement to be satisfactory. In arriving at its decision to approve the Agreement, the Board of the Master LLC did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Master LLC reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	31

Officers and Directors

Ronald W. Forbes, Co-Chairman of the Board and Director

Rodney D. Johnson, Co-Chairman of the Board and Director

Paul L. Audet, Director

David O. Beim, Director

Henry Gabbay, Director

Dr. Matina S. Horner, Director

Herbert I. London, Director

Ian A. MacKinnon, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Toby Rosenblatt, Director

Kenneth L. Urish, Director

Frederick W. Winter, Director

John M. Perlowski, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Sub-Advisor

BlackRock Investment Management, LLC

Princeton, NJ 08540

Custodian and Accounting Agent

State Street Bank and Trust Company

Boston, MA 02110

Transfer Agent

Financial Data Services, Inc.

Jacksonville, FL 32246

Distributor

BlackRock Investments, LLC

New York, NY 10022

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Fund

100 Bellevue Parkway

Wilmington, DE 19809

32	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of Investments

The Fund/Master LLC file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Master LLC’s Forms N-Q are available on the SEC’s web-site at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Master LLC’s Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Master LLC use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Master LLC voted proxies relating to securities held in the Fund’s/Master LLC’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013	33

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

34	BIF TAX-EXEMPT FUND	SEPTEMBER 30, 2013

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. The Fund’s current 7-day yield more closely reflects the current earnings of the Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BIFTE-9/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrants’ Schedules of Investments are included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Tax-Exempt Fund and Master Tax-Exempt LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 3, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BIF Tax-Exempt Fund and Master Tax-Exempt LLC

Date: December 3, 2013